Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	SSFAX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	SSFBX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	SSFTX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class Z
Risk/Return:
Trading Symbol	SSFZX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	NSKAX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	NBSCX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	NCSCX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	NSKIX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class A
Risk/Return:
Trading Symbol	SSSAX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class B
Risk/Return:
Trading Symbol	SSSBX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class C
Risk/Return:
Trading Symbol	SSSTX
Focused Dividend Strategy Portfolio | Focused Dividend Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FDSAX
Focused Dividend Strategy Portfolio | Focused Dividend Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FDSBX
Focused Dividend Strategy Portfolio | Focused Dividend Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FDSTX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class A
Risk/Return:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class B
Risk/Return:
Trading Symbol	SFDBX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class C
Risk/Return:
Trading Symbol	SFVTX
Focused Balanced Strategy Portfolio | Focused Balanced Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FBAAX
Focused Balanced Strategy Portfolio | Focused Balanced Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FBABX
Focused Balanced Strategy Portfolio | Focused Balanced Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FBACX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class A
Risk/Return:
Trading Symbol	FASAX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class B
Risk/Return:
Trading Symbol	FMABX
Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio | Class C
Risk/Return:
Trading Symbol	FMATX